PARENT ONLY INFORMATION - Condensed Statements of Operatins and Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General and administrative	$ 33,042	$ 29,605	$ 34,492
Loss from operations	(37,481)	(10,167)	(9,084)
Interest income	487	581	518
Change in fair value of a convertible promissory notes	(22,791)
Loss before income taxes and gain from equity method investment	(59,790)	(9,675)	(8,686)
Income tax expense	33	81	54
Net loss	(59,602)	(9,548)	(8,723)
Other comprehensive (loss) / income:
Foreign currency translation adjustment, net of nil income taxes	(733)	380	(270)
Total comprehensive loss	(60,335)	(9,168)	(8,993)
Foreign currency translation adjustment, net of income taxes	0	0	0
LightInTheBox Holding Co., Ltd.
General and administrative	1,145	2,246	4,385
Loss from operations	(1,145)	(2,246)	(4,385)
Share of loss from subsidiaries and VIEs	(35,665)	(7,407)	(4,692)
Interest income		105	354
Change in fair value of a convertible promissory notes	(22,791)
Loss before income taxes and gain from equity method investment	(59,601)	(9,548)	(8,723)
Net loss	(59,601)	(9,548)	(8,723)
Other comprehensive (loss) / income:
Foreign currency translation adjustment, net of nil income taxes	(733)	380	(270)
Total comprehensive loss	(60,334)	(9,168)	(8,993)
Foreign currency translation adjustment, net of income taxes	$ 0	$ 0	$ 0